FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Amortized cost
Financial liabilities by category
Financial liabilities	$ 400,178,642	$ 404,988,396
Fair value
Financial liabilities by category
Financial liabilities	7,145,324	8,225,508
Trade and other payables | Amortized cost
Financial liabilities by category
Financial liabilities	156,857,878	142,582,166
Trade and other payables | Fair value
Financial liabilities by category
Financial liabilities	7,145,324	8,225,508
Borrowings | Amortized cost
Financial liabilities by category
Financial liabilities	145,038,126	168,310,605
secured notes | Amortized cost
Financial liabilities by category
Financial liabilities	77,998,071	75,213,146
Lease liability | Amortized cost
Financial liabilities by category
Financial liabilities	13,600,289	13,889,223
Consideration for acquisition of assets | Amortized cost
Financial liabilities by category
Financial liabilities	$ 6,684,278	$ 4,993,256